FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  January 13, 2011



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  102


Form 13F Information Table Value Total:  678,869
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
Activision Inc    Common    00507V109 	8726	831858   Sole  None   Sole
Berkshire Htwy    Common    84990175	964	800	   Sole  None   Sole
3m Company        Common    88579Y101	1251	14494	   Sole  None   Sole
Abbott Lab        Common    002824100	9726	203015   Sole  None   Sole
Activision Inc    Common    00507V109	127	10202	   Sole  None   Sole
Agilent Tech      Common    00846U101	633	15276	   Sole  None   Sole
Apple Comp.Inc    Common    037833100	1654	5127	   Sole  None   Sole
Applied Mat.      Common    038222105	201	14314	   Sole  None   Sole
Asante Tech.      Common    043412105	1	11055	   Sole  None   Sole
AT&T Inc.         Common    00206R102	658	22387	   Sole  None   Sole
Baraka Petroleum  Common    Q12957108	1	25000	   Sole  None   Sole
BarclaysIpath Etn ETF	    06739H206	14289	226552   Sole  None   Sole
Baxter Internat.  Common    071813109	9342	184548   Sole  None   Sole
Beacon Power Corp Common    73677106	6	26550	   Sole  None   Sole
Berkshire Htwy B  Common    084670207 	10256	128030   Sole  None   Sole
C S X Corp        Common    126408103	326	5048	   Sole  None   Sole
Chevron Corp.     Common    166764100	12185	133536   Sole  None   Sole
Cisco Systems     Common    17275R102	1241	61346	   Sole  None   Sole
Citigroup         Common    172967101	7072	1495065  Sole  None   Sole
Costco Co         Common    22160K105	12125	167919   Sole  None   Sole
Coventry Health   Common    222862104	1483	56167	   Sole  None   Sole
D T E Energy Comp Common    233331107	262	5775	   Sole  None   Sole
Disney (Walt) Co. Common    254687106	10601	282608   Sole  None   Sole
Evolution Petrol  Common    30049A107	65	10000	   Sole  None   Sole
Exelon Corp       Common    30161N101	358	8587	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102	11061	151273   Sole  None   Sole
General Electric  Common    369604103	20784	1136339  Sole  None   Sole
Google Inc Class  Common    38259P508	595	1001	   Sole  None   Sole
Hewlett-Packard   Common    428236103	3477	82600	   Sole  None   Sole
Infospace.Com Inc Common    45678T300	1	12171	   Sole  None   Sole
Infrax Sys Inc    Common    45685T103	1	100000   Sole  None   Sole
Intel Corp        Common    458140100	4371	207837   Sole  None   Sole
Intl Business     Common    459200101	12867	87674	   Sole  None   Sole
Ipath Commodity   ETF	    06738C778	24767	504222   Sole  None   Sole
Blackrock	      ETF	    464288612	237	2193	   Sole  None   Sole
Blackrock	      ETF	    464287457	540	6598	   Sole  None   Sole
Blackrock	      ETF	    464288646	23346	224008   Sole  None   Sole
Blackrock	      ETF	    464288166	534	4874	   Sole  None   Sole
Blackrock	      ETF	    464287226	26610	251921   Sole  None   Sole
Blackrock	      ETF	    464288638	21801	207358   Sole  None   Sole
Blackrock	      ETF	    464288679	1943	17621	   Sole  None   Sole
Blackrock	      ETF	    464287754	1479	22613	   Sole  None   Sole
Blackrock	      ETF	    464287697	11055	143387   Sole  None   Sole
Blackrock	      ETF	    464287846	615	9706	   Sole  None   Sole
Blackrock	      ETF	    464287465	2315	39763	   Sole  None   Sole
Blackrock	      ETF	    464287234	22790	478368   Sole  None   Sole
Blackrock	      ETF	    464286103	12342	485137   Sole  None   Sole
Blackrock	      ETF	    464286400	12631	163191   Sole  None   Sole
Blackrock	      ETF	    464286673	11793	851473   Sole  None   Sole
Blackrock	      ETF	    464287655	342	4377	   Sole  None   Sole
Blackrock	      ETF	    464287705	622	7834	   Sole  None   Sole
Blackrock	      ETF	    464287200	3716	29431	   Sole  None   Sole
Blackrock	      ETF	    464287879	364	5058	   Sole  None   Sole
Blackrock	      ETF	    464287507	20674	227964   Sole  None   Sole
Blackrock	      ETF	    464287549	14247	235683   Sole  None   Sole
Blackrock	      ETF	    464287804	23967	350031   Sole  None   Sole
Blackrock	      ETF	    464287176	20169	187731   Sole  None   Sole
Blackrock	      ETF	    464288216	18357	534866   Sole  None   Sole
Blackrock	      ETF	    464288356	15810	160084   Sole  None   Sole
Blackrock	      ETF	    464287341	1579	40419	   Sole  None   Sole
Blackrock	      ETF	    464288158	1844	17715	   Sole  None   Sole
Blackrock	      ETF	    464288414	9515	96014	   Sole  None   Sole
Blackrock	      ETF	    464287168	418	8380	   Sole  None   Sole
Itv Plc Ord       Common    G4984A110	15	13740	   Sole  None   Sole
Jacobs Financial  Common    46981P100	1	93291	   Sole  None   Sole
Johnson & Johnson Common    478160104	10497	169714   Sole  None   Sole
Location Based    Common    539573105	25	124100   Sole  None   Sole
Lsi Logic Corp    Common    502161102	83	13862	   Sole  None   Sole
Mastercard Inc    Common    57636Q104	9838	43900	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	10728	139846   Sole  None   Sole
Merck & Co Inc    Common    58933Y105	208	5770	   Sole  None   Sole
Merrill Lynch &   Common    59023V423    	120	12500	   Sole  None   Sole
Microsoft Corp    Common    594918104	9824	351971   Sole  None   Sole

Monsanto Co New   Common    61166W101	9087	130481   Sole  None   Sole
Motorola Inc      Common    620076109	204	22486	   Sole  None   Sole
Network Appliance Common    64110D104	220	4000	   Sole  None   Sole
Nvidia Corp       Common    67066G104	256	16625	   Sole  None   Sole
Oracle Systems    Common    68389X105	1163	37157	   Sole  None   Sole
Philip Morris     Common    718172109	226	3859	   Sole  None   Sole
Pimco Exch Traded ETF	    72201R205	18437	350937   Sole  None   Sole
Powershares       ETF	    73935X286	2973	122207   Sole  None   Sole
PowerShares QQQ   ETF	    73935A104	337	6185	   Sole  None   Sole
Procter & Gamble  Common    742718109	455	7078	   Sole  None   Sole
Qualcomm Inc      Common    747525103	12372	249996   Sole  None   Sole
Rydex Etf Tr S&P  ETF	    78355W817	11691	217426   Sole  None   Sole
Schwab Etfs-      ETF	    808524102	4543	149531   Sole  None   Sole
Sector Spdr Consu ETF	    81369Y407	13184	352427   Sole  None   Sole
Spdr Index Shs    ETF	    78463X400	11047	144897   Sole  None   Sole
Spdr Ser Tr       ETF	    78464A763	21121	406321   Sole  None   Sole
Spdr Ser Tr       ETF	    78464A748	13945	379864   Sole  None   Sole
SPDR TRUST Unit   ETF	    78462F103	250	1984	   Sole  None   Sole
Streettracks Gold ETF	    78463V107	18924	136417   Sole  None   Sole
Stryker Corp      Common    863667101	10186	189681   Sole  None   Sole
Ttc Technology    Common    87304R100	1	10000	   Sole  None   Sole
Union Pacific     Common    907818108	244	2628	   Sole  None   Sole
United Sec Banc   Common    911460103	268	71263	   Sole  None   Sole
Vanguard   	      ETF	    921937835	1994	24837	   Sole  None   Sole
Vanguard      	ETF	    922908736	1263	20562	   Sole  None   Sole
Vanguard    	ETF	    92204A504	1416	25179	   Sole  None   Sole
Vanguard    	ETF	    922908637	8601	149304   Sole  None   Sole
Vanguard    	ETF	    922908744	7382	138417   Sole  None   Sole
Visa              Common    92826C839	254	3610	   Sole  None   Sole
Vodafone Airtouch Common    92857W209	11087	419338   Sole  None   Sole